Annual Fund Operating Expenses (Vanguard Global ex-U.S. Real Estate Index Fund Retail)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.31%	0.19%
12b-1 Distribution Fee	none	none
Other Expenses	0.06%	0.05%
Total Annual Fund Operating Expenses	0.37%	0.24%